Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities - Level 2 [Member] - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	R$ (11,672)	R$ (7,846)
Fair value	(11,499)	(7,562)
Trade receivables with credit cards companies and sales vouchers [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	341	155
Fair value	341	155
Swaps of annual rates between currencies [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	(17)	(11)
Fair value	(17)	(11)
Interest rate swaps [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	2	4
Fair value	2	4
Interest rate swaps - CRI [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	120	3
Fair value	120	3
Borrowings and financing (fair value) [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	(324)	(341)
Fair value	(324)	(341)
Borrowings and financing (amortized cost) [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	(11,794)	(7,656)
Fair value	R$ (11,621)	R$ (7,372)